LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
LEASES

NOTE – 9 LEASES

As of March 31, 2025 and September 30, 2025, the Group, as lessee, subsisted of the following lease contracts for office premises. Except for variable lease payments for shops of HK$208,645 (2024: nil) included in selling, general and administrative expenses by month to month on demand, there is no low value/short term leases exception.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Office Premises	Shops	Total
	HKD	HKD	HKD
As at April 1, 2024	789,369	-	789,369
Additions	-	138,919	138,919
Depreciation	(350,830)	(27,783)	(378,613)
Impairment	-	(111,136)	(111,136)
As at March 31, 2025	438,539	-	438,539
Depreciation charge	(175,416)	-	(175,416)
As at September 30, 2025	263,123	-	263,123

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	As of March 31, 2025	As of September 30, 2025
	HKD	HKD
Carrying amount at the beginning of the year / period	779,854	656,794
New leases	138,919	-
Accretion of interest recognized during the year / period	30,305	9,670
Payments	(292,284)	(302,090)

Carrying amount at the end of the year / period	656,794	364,374
Analyzed into:
Current portion	534,235	364,374
Non-current portion	122,559	-
Total	656,794	364,374

The following tables summarize the maturity of lease liabilities as at March 31, 2025 and September 30, 2025:

	As at March 31, 2025		As at September 30, 2025
	Carrying amount	Undiscounted cashflow	Carrying amount	Undiscounted cashflow
	HKD	HKD	HKD	HKD
With one year	534,235	548,690	364,374	369,900
One to two years	122,559	123,300	-	-
Total	656,794	671,990	364,374	369,900

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	Six Months ended September 30
	2024	2025
	HKD	HKD
Interest on lease liabilities	15,434	9,670
Impairment	111,136	-
Variable lease payments	-	208,645
Depreciation:
Depreciation charge of right-of-use assets	203,198	175,416
Total amount recognized in statement of operations	329,768	393,731

NOTE – 9 LEASES

As of March 31, 2023, 2024 and 2025, the Group, as lessee, subsisted of the following lease contracts for office premises and finance lease for motor vehicle. Except for warehouse rent for events of HK$216,036 and variable lease payments for shops of HK$193,829 included in selling, general and administrative expenses by month to month on demand, there is no low value/short term leases exception.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Office Premises	Motor vehicles	Shops	Total
	HKD	HKD	HKD	HKD
As at April 1, 2022	-	174,778	-	174,778
Additions	611,067	-	-	611,067
Early termination of operating lease	(109,476)	-	-	(109,476)
Depreciation charge	(109,673)	(95,333)	-	(205,006)
As at March 31, 2023	391,918	79,445	-	471,363
Additions	818,605	-	-	818,605
Disposal	-	(7,945)	-	(7,945)
Early termination of operating lease	(204,479)	-	-	(204,479)
Depreciation charge	(216,675)	(71,500)	-	(288,175)
As at March 31, 2024	789,369	-	-	789,369
Additions	-	-	138,919	138,919
Depreciation	(350,830)	-	(27,783)	(378,613)
Impairment	-	-	(111,136)	(111,136)
As at March 31, 2025	438,539	-	-	438,539

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2023	2024	2025
	HKD	HKD	HKD
Carrying amount at April 1	147,327	398,431	779,854
New leases	611,067	818,605	138,919
Accretion of interest recognized during the year	16,023	24,370	30,305
Early termination of operating lease during the year	(101,996)	(207,018)	-
Payments	(273,990)	(254,534)	(292,284)

Carrying amount at March 31	398,431	779,854	656,794
Analyzed into:
Current portion	144,074	178,001	534,235
Non-current portion	254,357	601,853	122,559
Total	398,431	779,854	656,794

The following tables summarize the maturity of lease liabilities as at March 31, 2023, 2024 and 2025:

	2023	2024	2025
	HKD	HKD	HKD
With one year	144,074	178,001	534,235
One to two years	254,357	479,294	122,559
Two to three years	-	122,559	-
Total	398,431	779,854	656,794

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2023	2024	2025
	HKD	HKD	HKD
Loss/(Gain) on early termination	7,480	(2,539)	-
Interest on lease liabilities	16,023	24,370	30,305
Impairment	-	-	111,136
Depreciation:
Depreciation charge of right-of-use assets	205,006	288,175	378,613
Total amount recognized in statement of operations	228,509	310,006	520,054